Fair Value Measurements - Schedule of Changes in Fair Value of Convertible Note Option Liability (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Convertible Note Option Liability [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning balance	$ 293,866
Initial value, September 13, 2024		900,933
Change in fair value	60,000	(607,067)
Balance, ending balance		293,866
Earn-Out Liability [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning balance	$ 15,560,000
Initial value, September 13, 2024		53,600,000
Change in fair value		(38,040,000)
Balance, ending balance		$ 15,560,000